Condensed Financial Statements of Parent Company (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 1,104	$ 1,122	$ 1,021	$ 1,015	$ 1,019	$ 886	$ 904	$ 704	$ 4,262	$ 3,513	$ 2,711
Adjustments to reconcile net income to net cash from operating activities:
Amortization									1,569	1,300	1,173
Changes in other assets									667	2,391	875
Changes in other liabilities									4	(2,458)	357
Net cash from operating activities									9,642	12,545	9,225
Maturities of securities									39,098	18,687	22,271
Purchases of securities									(69,564)	(43,651)	(44,063)
Net cash from investing activities									(16,643)	(31,118)	(16,368)
Issuance of common stock									123	127	125
Repurchase of common stock									(75)
Cash dividends paid									(1,648)	(1,578)	(1,572)
Net cash from financing activities									8,910	11,624	11,467
Net change in cash									1,909	(6,949)	4,324
Beginning cash and cash equivalents				17,125				24,074	17,125	24,074	19,750
Ending cash and cash equivalents	19,034				17,125				19,034	17,125	24,074
Parent Company
Net income									4,262	3,513	2,711
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed net income of subsidiary									(2,596)	(1,843)	(1,107)
Amortization									2
Changes in other assets									(1)	50	(17)
Changes in other liabilities									(10)	17	(18)
Net cash from operating activities									1,657	1,737	1,569
Maturities of securities											200
Purchases of securities									(409)		(202)
Net cash from investing activities									(409)		(2)
Issuance of common stock									123	127	125
Repurchase of common stock									(75)
Cash dividends paid									(1,648)	(1,578)	(1,572)
Net cash from financing activities									(1,600)	(1,451)	(1,447)
Net change in cash									(352)	286	120
Beginning cash and cash equivalents				487				201	487	201	81
Ending cash and cash equivalents	$ 135				$ 487				$ 135	$ 487	$ 201